EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY.
Schedule of details of share capital

	2024	Share (%)	2023	Share (%)

TurkCommerce B.V.	94,682	13%	94,682	13%
Hanzade Vasfiye Doğan Boyner	154,293	21%	154,293	21%
Vuslat Doğan Sabancı	107,198	15%	107,198	15%
Yaşar Begümhan Doğan Faralyalı	107,198	15%	107,198	15%
Arzuhan Doğan Yalçındağ	97,772	14%	97,772	14%
Işıl Doğan	4,489	<1	4,489	<1
Other (*)	10,223	2%	10,223	2%
Public shares	144,105	20%	144,105	20%

	719,960	100	719,960	100

(*)Represents the nominal value of treasury shares acquired.

Schedule of share premiums

	2024	2023

Share premium	20,910,909	20,910,909

	20,910,909	20,910,909